Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2019

LC2-QTLY-0919
1.9871047.103

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,231,974	$41,948,715
CenturyLink, Inc.	181,419	2,193,356
GCI Liberty, Inc. (a)	15,952	952,813
Verizon Communications, Inc.	698,189	38,588,906
		83,683,790
Entertainment - 2.4%
Activision Blizzard, Inc.	121,315	5,912,893
Cinemark Holdings, Inc. (b)	17,368	693,331
Electronic Arts, Inc. (a)	4,656	430,680
Lions Gate Entertainment Corp.:
Class A	8,252	106,533
Class B	16,567	201,952
Take-Two Interactive Software, Inc. (a)	10,234	1,253,870
The Madison Square Garden Co. (a)	2,737	793,839
The Walt Disney Co.	294,527	42,120,306
Viacom, Inc.:
Class A	1,628	56,915
Class B (non-vtg.)	59,056	1,792,350
Zynga, Inc. (a)	107,756	687,483
		54,050,152
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	5,297	1,266,248
TripAdvisor, Inc. (a)(b)	1,679	74,128
Zillow Group, Inc.:
Class A (a)	10,134	505,079
Class C (a)	20,069	1,002,647
		2,848,102
Media - 1.7%
CBS Corp. Class B	5,325	274,291
Charter Communications, Inc. Class A (a)	11,163	4,301,997
Comcast Corp. Class A	402,779	17,387,969
Discovery Communications, Inc.:
Class A (a)(b)	26,941	816,582
Class C (non-vtg.) (a)(b)	59,556	1,681,861
DISH Network Corp. Class A (a)	37,689	1,276,150
Fox Corp.:
Class A	55,569	2,073,835
Class B	23,929	890,159
Interpublic Group of Companies, Inc.	59,061	1,353,678
John Wiley & Sons, Inc. Class A	7,178	326,671
Liberty Broadband Corp.:
Class A (a)	3,992	391,974
Class C (a)	18,444	1,835,362
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	32,100	1,264,098
Liberty Media Class A (a)	5,473	205,128
Liberty SiriusXM Series A (a)	13,780	573,661
Liberty SiriusXM Series C (a)	26,412	1,105,606
News Corp.:
Class A	62,311	820,013
Class B	22,910	308,369
Nexstar Broadcasting Group, Inc. Class A (b)	1,643	167,208
Omnicom Group, Inc. (b)	17,435	1,398,636
Sinclair Broadcast Group, Inc. Class A (b)	596	29,949
The New York Times Co. Class A	22,554	804,727
Tribune Media Co. Class A	14,239	661,686
		39,949,610
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	92,101	675,100
T-Mobile U.S., Inc. (a)	25,315	2,018,365
Telephone & Data Systems, Inc.	17,726	573,259
U.S. Cellular Corp. (a)	2,471	118,336
		3,385,060

TOTAL COMMUNICATION SERVICES		183,916,714

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.3%
Aptiv PLC	40,253	3,528,175
BorgWarner, Inc.	35,682	1,348,780
Gentex Corp.	41,595	1,140,535
Lear Corp.	10,628	1,347,418
The Goodyear Tire & Rubber Co.	37,777	518,678
		7,883,586
Automobiles - 0.7%
Ford Motor Co.	660,831	6,297,719
General Motors Co.	209,191	8,438,765
Harley-Davidson, Inc. (b)	27,888	997,833
Thor Industries, Inc.	8,602	512,679
		16,246,996
Distributors - 0.2%
Genuine Parts Co.	23,956	2,326,607
LKQ Corp. (a)	45,467	1,224,426
		3,551,033
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	13,793	629,513
Graham Holdings Co.	682	506,542
Grand Canyon Education, Inc. (a)	7,323	796,523
H&R Block, Inc.	29,355	812,840
Service Corp. International	19,330	891,886
ServiceMaster Global Holdings, Inc. (a)	19,408	1,033,088
		4,670,392
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	41,681	1,508,435
Caesars Entertainment Corp. (a)(b)	95,864	1,135,030
Carnival Corp.	67,903	3,207,059
Choice Hotels International, Inc. (b)	3,089	265,067
Dunkin' Brands Group, Inc.	886	71,022
Extended Stay America, Inc. unit	30,504	510,027
Hilton Grand Vacations, Inc. (a)	12,689	414,930
Hyatt Hotels Corp. Class A	6,135	474,542
International Game Technology PLC	15,949	212,919
Las Vegas Sands Corp.	29,941	1,809,634
McDonald's Corp.	108,507	22,864,595
MGM Mirage, Inc.	79,930	2,399,499
Norwegian Cruise Line Holdings Ltd. (a)	29,381	1,452,597
Royal Caribbean Cruises Ltd.	28,831	3,354,199
Six Flags Entertainment Corp.	11,720	619,168
U.S. Foods Holding Corp. (a)	37,103	1,312,333
Vail Resorts, Inc.	699	172,317
Wyndham Destinations, Inc.	16,987	799,408
Wyndham Hotels & Resorts, Inc.	10,938	618,544
Wynn Resorts Ltd.	2,735	355,741
Yum China Holdings, Inc.	11,365	517,108
Yum! Brands, Inc.	5,530	622,236
		44,696,410
Household Durables - 0.6%
D.R. Horton, Inc.	57,026	2,619,204
Garmin Ltd.	24,453	1,921,761
Leggett & Platt, Inc. (b)	21,294	851,121
Lennar Corp.:
Class A	27,916	1,327,964
Class B	1,498	56,924
Mohawk Industries, Inc. (a)	10,056	1,253,883
Newell Brands, Inc. (b)	61,695	875,452
PulteGroup, Inc.	44,024	1,387,196
Toll Brothers, Inc.	21,879	786,988
Whirlpool Corp. (b)	10,458	1,521,430
		12,601,923
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	3,000	398,220
Liberty Interactive Corp. QVC Group Series A (a)(b)	66,948	946,645
		1,344,865
Leisure Products - 0.0%
Brunswick Corp.	15,000	737,400
Mattel, Inc. (a)(b)	17,353	253,354
Polaris Industries, Inc.	972	92,019
		1,082,773
Multiline Retail - 0.5%
Dollar General Corp.	2,532	339,339
Dollar Tree, Inc. (a)	18,176	1,849,408
Kohl's Corp.	27,832	1,499,032
Macy's, Inc.	51,951	1,180,846
Target Corp.	79,935	6,906,384
		11,775,009
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	8,893	1,339,642
AutoNation, Inc. (a)(b)	8,746	425,755
Best Buy Co., Inc.	30,723	2,351,231
CarMax, Inc. (a)(b)	14,907	1,308,238
Dick's Sporting Goods, Inc. (b)	11,079	411,806
Foot Locker, Inc.	18,142	744,911
Gap, Inc. (b)	35,245	687,278
IAA Spinco, Inc. (a)	2,543	118,885
L Brands, Inc.	31,226	810,315
Penske Automotive Group, Inc. (b)	5,662	260,282
The Home Depot, Inc.	79,995	17,094,132
Tiffany & Co., Inc. (b)	20,655	1,939,918
Urban Outfitters, Inc. (a)(b)	11,847	282,077
Williams-Sonoma, Inc. (b)	10,368	691,338
		28,465,808
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	13,535	481,711
Carter's, Inc. (b)	4,000	372,080
Columbia Sportswear Co.	1,686	178,682
Hanesbrands, Inc.	13,088	210,586
PVH Corp.	12,626	1,122,704
Ralph Lauren Corp.	8,468	882,620
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,631	517,160
Tapestry, Inc.	50,163	1,551,542
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	10,437	240,782
Class C (non-vtg.) (a)	10,767	219,001
		5,776,868

TOTAL CONSUMER DISCRETIONARY		138,095,663

CONSUMER STAPLES - 8.8%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	543	28,974
Class B (non-vtg.)	1,845	101,124
Constellation Brands, Inc. Class A (sub. vtg.)	26,592	5,233,837
Keurig Dr. Pepper, Inc. (b)	34,745	977,724
Molson Coors Brewing Co. Class B	29,327	1,583,365
PepsiCo, Inc.	37,590	4,804,378
The Coca-Cola Co.	205,393	10,809,834
		23,539,236
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	4,939	799,673
Kroger Co.	133,563	2,826,193
Sprouts Farmers Market LLC (a)(b)	10,084	170,722
Walgreens Boots Alliance, Inc.	130,912	7,133,395
Walmart, Inc.	236,246	26,076,833
		37,006,816
Food Products - 2.0%
Archer Daniels Midland Co.	94,682	3,889,537
Beyond Meat, Inc. (b)	1,569	308,324
Bunge Ltd.	23,504	1,373,339
Campbell Soup Co.	11,749	485,704
Conagra Brands, Inc.	82,168	2,372,190
Flowers Foods, Inc.	33,563	795,443
General Mills, Inc.	100,411	5,332,828
Hormel Foods Corp. (b)	47,069	1,929,358
Ingredion, Inc.	11,366	878,478
Kellogg Co.	26,000	1,513,720
Lamb Weston Holdings, Inc.	18,484	1,240,646
McCormick & Co., Inc. (non-vtg.)	7,348	1,164,952
Mondelez International, Inc.	239,218	12,795,771
Pilgrim's Pride Corp. (a)(b)	5,589	151,238
Post Holdings, Inc. (a)	5,814	623,377
Seaboard Corp.	42	171,429
The Hain Celestial Group, Inc. (a)(b)	14,789	321,957
The Hershey Co.	2,983	452,640
The J.M. Smucker Co.	18,278	2,032,331
The Kraft Heinz Co.	107,165	3,430,352
TreeHouse Foods, Inc. (a)(b)	7,495	444,753
Tyson Foods, Inc. Class A	48,888	3,886,596
		45,594,963
Household Products - 2.8%
Clorox Co.	3,838	624,059
Colgate-Palmolive Co.	141,987	10,186,147
Energizer Holdings, Inc. (b)	10,343	435,233
Kimberly-Clark Corp.	57,764	7,835,687
Procter & Gamble Co.	392,255	46,301,780
Spectrum Brands Holdings, Inc. (b)	5,725	286,880
		65,669,786
Personal Products - 0.1%
Coty, Inc. Class A	46,917	511,864
Herbalife Nutrition Ltd. (a)	14,106	578,628
Nu Skin Enterprises, Inc. Class A	8,920	356,622
		1,447,114
Tobacco - 1.3%
Altria Group, Inc.	161,432	7,598,604
Philip Morris International, Inc.	262,007	21,906,405
		29,505,009

TOTAL CONSUMER STAPLES		202,762,924

ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	88,489	2,246,736
Halliburton Co.	146,010	3,358,230
Helmerich & Payne, Inc. (b)	18,172	902,785
National Oilwell Varco, Inc.	65,125	1,551,278
Patterson-UTI Energy, Inc.	33,310	387,395
Schlumberger Ltd.	235,114	9,397,507
Transocean Ltd. (United States) (a)(b)	100,938	613,703
		18,457,634
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	61,791	4,551,525
Antero Midstream GP LP (b)	36,646	334,212
Antero Resources Corp. (a)(b)	42,903	197,783
Apache Corp.	63,864	1,559,559
Cabot Oil & Gas Corp.	25,278	484,326
Centennial Resource Development, Inc. Class A (a)	29,490	175,466
Cheniere Energy, Inc. (a)	16,092	1,048,394
Chesapeake Energy Corp. (a)(b)	211,836	383,423
Chevron Corp.	321,918	39,631,325
Cimarex Energy Co.	16,254	823,590
Concho Resources, Inc.	33,135	3,236,627
ConocoPhillips Co.	190,171	11,235,303
Continental Resources, Inc. (a)	14,121	524,878
Devon Energy Corp.	70,268	1,897,236
Diamondback Energy, Inc.	21,873	2,262,324
EOG Resources, Inc.	99,068	8,504,988
EQT Corp.	41,321	624,360
Equitrans Midstream Corp. (b)	29,749	493,536
Exxon Mobil Corp.	714,632	53,140,036
Hess Corp.	45,098	2,924,154
HollyFrontier Corp.	26,825	1,335,080
Kinder Morgan, Inc.	332,751	6,861,326
Kosmos Energy Ltd.	58,797	353,370
Marathon Oil Corp.	138,356	1,946,669
Marathon Petroleum Corp.	109,636	6,182,374
Murphy Oil Corp. (b)	26,772	643,599
Noble Energy, Inc. (b)	80,276	1,772,494
Occidental Petroleum Corp.	127,418	6,544,188
ONEOK, Inc.	46,974	3,291,938
Parsley Energy, Inc. Class A (a)	18,706	310,333
PBF Energy, Inc. Class A	19,383	541,367
Phillips 66 Co.	77,105	7,907,889
Pioneer Natural Resources Co.	16,136	2,227,413
Range Resources Corp. (b)	33,711	191,816
Targa Resources Corp. (b)	38,850	1,511,654
The Williams Companies, Inc.	202,200	4,982,208
Valero Energy Corp.	69,513	5,925,983
WPX Energy, Inc. (a)	68,146	711,444
		187,274,190

TOTAL ENERGY		205,731,824

FINANCIALS - 23.8%
Banks - 10.9%
Associated Banc-Corp.	26,305	570,029
Bank of America Corp.	1,451,138	44,520,914
Bank of Hawaii Corp.	6,562	559,411
Bank OZK	19,737	603,557
BankUnited, Inc.	15,771	542,680
BB&T Corp.	130,626	6,731,158
BOK Financial Corp.	5,254	439,655
CIT Group, Inc.	14,361	725,949
Citigroup, Inc.	390,307	27,774,246
Citizens Financial Group, Inc.	78,392	2,920,886
Comerica, Inc.	25,363	1,856,572
Commerce Bancshares, Inc.	19,883	1,209,483
Cullen/Frost Bankers, Inc.	9,176	871,169
East West Bancorp, Inc.	23,585	1,132,316
Fifth Third Bancorp	125,937	3,739,070
First Citizens Bancshares, Inc.	1,211	565,561
First Hawaiian, Inc.	21,972	587,971
First Horizon National Corp.	50,685	831,234
First Republic Bank	22,929	2,278,225
FNB Corp., Pennsylvania	52,632	634,216
Huntington Bancshares, Inc.	179,945	2,564,216
JPMorgan Chase & Co.	543,691	63,068,156
KeyCorp	170,503	3,132,140
M&T Bank Corp.	23,228	3,815,199
PacWest Bancorp	19,200	741,696
Peoples United Financial, Inc.	64,447	1,058,220
Pinnacle Financial Partners, Inc.	12,176	739,570
PNC Financial Services Group, Inc.	76,488	10,930,135
Popular, Inc.	15,479	890,971
Prosperity Bancshares, Inc. (b)	10,837	751,979
Regions Financial Corp.	173,534	2,764,397
Signature Bank	4,447	566,815
Sterling Bancorp	33,617	734,531
SunTrust Banks, Inc.	74,133	4,937,258
SVB Financial Group (a)	8,210	1,904,474
Synovus Financial Corp.	22,618	863,329
TCF Financial Corp.	26,105	558,125
Texas Capital Bancshares, Inc. (a)	8,152	513,005
U.S. Bancorp	243,560	13,919,454
Umpqua Holdings Corp.	35,792	624,928
Webster Financial Corp. (b)	14,828	756,228
Wells Fargo & Co.	682,883	33,058,366
Western Alliance Bancorp.	14,051	694,681
Wintrust Financial Corp.	9,129	653,089
Zions Bancorp NA	29,256	1,318,568
		250,653,832
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	8,273	709,741
Ameriprise Financial, Inc.	19,295	2,807,615
Bank of New York Mellon Corp.	144,094	6,760,890
BGC Partners, Inc. Class A	46,536	256,413
BlackRock, Inc. Class A	19,998	9,352,665
Cboe Global Markets, Inc.	14,053	1,536,133
Charles Schwab Corp.	81,746	3,533,062
CME Group, Inc.	59,651	11,597,347
E*TRADE Financial Corp.	34,209	1,669,057
Eaton Vance Corp. (non-vtg.) (b)	18,151	807,720
Evercore, Inc. Class A	4,252	367,245
Franklin Resources, Inc. (b)	47,603	1,553,286
Goldman Sachs Group, Inc.	55,623	12,244,291
Interactive Brokers Group, Inc.	8,650	443,399
IntercontinentalExchange, Inc.	56,318	4,948,099
Invesco Ltd.	67,427	1,293,924
Janus Henderson Group PLC	26,613	534,123
Lazard Ltd. Class A	10,909	422,287
Legg Mason, Inc. (b)	13,742	517,524
Morgan Stanley	204,864	9,128,740
Northern Trust Corp.	33,319	3,265,262
Raymond James Financial, Inc.	16,595	1,338,719
SEI Investments Co.	10,997	655,311
State Street Corp.	62,250	3,616,103
T. Rowe Price Group, Inc.	27,437	3,111,081
TD Ameritrade Holding Corp. (b)	5,725	292,548
The NASDAQ OMX Group, Inc.	19,487	1,877,962
Virtu Financial, Inc. Class A (b)	4,326	93,788
		84,734,335
Consumer Finance - 1.1%
Ally Financial, Inc.	67,771	2,230,344
American Express Co.	50,912	6,331,925
Capital One Financial Corp.	79,406	7,338,703
Credit Acceptance Corp. (a)	197	94,172
Discover Financial Services	35,975	3,228,397
Navient Corp.	34,197	483,888
OneMain Holdings, Inc.	10,592	439,038
Santander Consumer U.S.A. Holdings, Inc.	17,238	463,875
SLM Corp.	75,234	685,382
Synchrony Financial	85,505	3,067,919
		24,363,643
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc. (b)	52,642	1,183,392
Berkshire Hathaway, Inc. Class B (a)	329,295	67,647,054
Jefferies Financial Group, Inc.	41,782	891,210
Voya Financial, Inc.	23,993	1,347,687
		71,069,343
Insurance - 4.6%
AFLAC, Inc.	123,828	6,518,306
Alleghany Corp. (a)	2,160	1,481,177
Allstate Corp.	56,348	6,051,775
American Financial Group, Inc.	11,964	1,224,874
American International Group, Inc.	147,321	8,248,503
American National Insurance Co.	1,202	145,466
Arch Capital Group Ltd. (a)	55,620	2,151,938
Arthur J. Gallagher & Co.	24,423	2,208,572
Assurant, Inc.	9,974	1,130,653
Assured Guaranty Ltd.	16,124	704,458
Athene Holding Ltd. (a)	15,097	616,863
Axis Capital Holdings Ltd.	12,081	769,197
Brighthouse Financial, Inc. (a)	18,838	737,884
Brown & Brown, Inc. (b)	36,087	1,296,606
Chubb Ltd.	76,679	11,719,618
Cincinnati Financial Corp.	25,403	2,726,504
CNA Financial Corp.	5,535	265,071
Erie Indemnity Co. Class A	1,348	300,294
Everest Re Group Ltd.	4,547	1,121,472
First American Financial Corp.	17,733	1,025,322
FNF Group	44,756	1,919,137
Hanover Insurance Group, Inc.	6,597	855,697
Hartford Financial Services Group, Inc.	60,577	3,491,053
Kemper Corp.	8,110	713,842
Lincoln National Corp.	34,428	2,249,526
Loews Corp.	44,334	2,373,642
Markel Corp. (a)	2,086	2,323,658
Marsh & McLennan Companies, Inc.	10,069	994,817
Mercury General Corp.	4,441	251,849
MetLife, Inc.	136,082	6,725,172
Old Republic International Corp.	45,813	1,044,995
Primerica, Inc.	1,903	233,479
Principal Financial Group, Inc.	46,525	2,700,311
Progressive Corp.	66,352	5,373,185
Prudential Financial, Inc.	69,053	6,995,759
Reinsurance Group of America, Inc.	10,796	1,683,312
RenaissanceRe Holdings Ltd.	4,379	793,256
The Travelers Companies, Inc.	37,043	5,431,245
Torchmark Corp.	18,911	1,726,953
Unum Group	36,465	1,165,057
W.R. Berkley Corp.	25,022	1,736,277
White Mountains Insurance Group Ltd.	502	540,152
Willis Group Holdings PLC	21,952	4,285,469
		106,052,396
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	91,606	1,570,127
Annaly Capital Management, Inc.	245,702	2,346,454
Chimera Investment Corp.	34,270	660,726
MFA Financial, Inc.	72,922	523,580
New Residential Investment Corp.	75,315	1,181,692
Starwood Property Trust, Inc.	44,261	1,028,183
Two Harbors Investment Corp.	50,244	676,284
		7,987,046
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	62,652	805,078
New York Community Bancorp, Inc. (b)	78,426	904,252
TFS Financial Corp.	10,796	193,896
		1,903,226

TOTAL FINANCIALS		546,763,821

HEALTH CARE - 12.7%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	7,485	360,103
Alexion Pharmaceuticals, Inc. (a)	8,982	1,017,571
Alkermes PLC (a)	25,340	586,874
Alnylam Pharmaceuticals, Inc. (a)(b)	2,807	217,795
Amgen, Inc.	8,290	1,546,748
Biogen, Inc. (a)	21,345	5,076,268
bluebird bio, Inc. (a)(b)	9,399	1,233,431
Exelixis, Inc. (a)	28,676	609,939
Gilead Sciences, Inc.	184,743	12,104,361
Moderna, Inc.	369	4,834
Regeneron Pharmaceuticals, Inc. (a)	11,109	3,385,579
United Therapeutics Corp. (a)	7,018	556,106
		26,699,609
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	164,991	14,370,716
Baxter International, Inc.	42,659	3,582,076
Becton, Dickinson & Co.	41,542	10,501,818
Cantel Medical Corp.	2,597	239,651
Danaher Corp.	101,886	14,314,983
Dentsply Sirona, Inc.	37,072	2,018,570
Hill-Rom Holdings, Inc.	5,247	559,540
Hologic, Inc. (a)	8,489	435,061
ICU Medical, Inc. (a)(b)	2,171	552,389
Integra LifeSciences Holdings Corp. (a)	11,514	729,872
Medtronic PLC	226,456	23,084,925
STERIS PLC	13,281	1,977,010
The Cooper Companies, Inc.	6,997	2,360,788
West Pharmaceutical Services, Inc.	2,890	396,710
Zimmer Biomet Holdings, Inc.	35,002	4,729,820
		79,853,929
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	14,116	450,865
Anthem, Inc.	30,828	9,082,237
Cardinal Health, Inc.	49,753	2,275,205
Centene Corp. (a)	10,912	568,406
Cigna Corp.	43,816	7,445,215
Covetrus, Inc. (a)(b)	15,748	372,755
CVS Health Corp.	219,522	12,264,694
DaVita HealthCare Partners, Inc. (a)	21,574	1,291,204
Elanco Animal Health, Inc.	61,987	2,043,092
Encompass Health Corp.	7,861	501,846
HCA Holdings, Inc.	18,102	2,416,798
Henry Schein, Inc. (a)(b)	21,909	1,457,825
Humana, Inc.	13,157	3,904,340
Laboratory Corp. of America Holdings (a)	15,778	2,643,131
McKesson Corp.	28,998	4,029,272
MEDNAX, Inc. (a)	13,542	332,727
Molina Healthcare, Inc. (a)	2,249	298,622
Premier, Inc. (a)(b)	8,421	326,314
Quest Diagnostics, Inc.	22,360	2,282,509
Universal Health Services, Inc. Class B	13,587	2,049,735
Wellcare Health Plans, Inc. (a)	765	219,746
		56,256,538
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	48,332	3,354,724
Bio-Rad Laboratories, Inc. Class A (a)	3,590	1,130,491
IQVIA Holdings, Inc. (a)	17,151	2,729,925
PerkinElmer, Inc.	14,582	1,255,802
QIAGEN NV (a)	37,872	1,428,532
Thermo Fisher Scientific, Inc.	21,521	5,975,951
		15,875,425
Pharmaceuticals - 4.9%
Allergan PLC	55,532	8,912,886
Bristol-Myers Squibb Co.	163,546	7,263,078
Catalent, Inc. (a)	24,757	1,398,523
Corteva, Inc.	127,271	3,754,495
Horizon Pharma PLC (a)	26,399	657,071
Jazz Pharmaceuticals PLC (a)	1,008	140,495
Johnson & Johnson	380,382	49,533,344
Merck & Co., Inc.	22,196	1,842,046
Mylan NV (a)	87,249	1,823,504
Nektar Therapeutics (a)(b)	23,103	657,511
Perrigo Co. PLC	20,505	1,107,475
Pfizer, Inc.	938,793	36,462,720
		113,553,148

TOTAL HEALTH CARE		292,238,649

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
Arconic, Inc.	67,432	1,688,497
BWX Technologies, Inc.	3,954	213,160
Curtiss-Wright Corp.	7,318	928,727
General Dynamics Corp.	40,280	7,489,663
Harris Corp.	18,658	3,873,401
Hexcel Corp. (b)	923	75,464
Huntington Ingalls Industries, Inc.	1,361	310,716
Raytheon Co.	17,833	3,250,778
Spirit AeroSystems Holdings, Inc. Class A (b)	1,673	128,553
Teledyne Technologies, Inc. (a)	6,049	1,761,953
Textron, Inc.	39,109	1,928,074
TransDigm Group, Inc. (a)	1,504	730,102
United Technologies Corp.	136,781	18,273,942
		40,653,030
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	5,146	430,875
Expeditors International of Washington, Inc.	8,029	613,014
FedEx Corp.	41,090	7,007,078
XPO Logistics, Inc. (a)(b)	6,239	421,008
		8,471,975
Airlines - 0.6%
Alaska Air Group, Inc.	10,637	673,960
American Airlines Group, Inc.	60,670	1,851,042
Copa Holdings SA Class A	5,092	514,801
Delta Air Lines, Inc.	77,932	4,756,969
JetBlue Airways Corp. (a)	50,116	963,731
Southwest Airlines Co.	33,489	1,725,688
United Continental Holdings, Inc. (a)	31,599	2,904,264
		13,390,455
Building Products - 0.5%
A.O. Smith Corp.	18,820	855,369
Allegion PLC	3,754	388,689
Fortune Brands Home & Security, Inc.	16,419	902,060
Johnson Controls International PLC	152,731	6,481,904
Lennox International, Inc. (b)	502	128,753
Masco Corp.	49,434	2,015,424
Owens Corning	18,191	1,055,078
Resideo Technologies, Inc. (a)	19,987	376,955
		12,204,232
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (a)	8,372	651,425
KAR Auction Services, Inc.	1,898	50,753
Republic Services, Inc.	33,482	2,968,179
Stericycle, Inc. (a)(b)	15,323	704,245
Waste Management, Inc.	15,651	1,831,167
		6,205,769
Construction & Engineering - 0.2%
AECOM (a)(b)	26,575	955,371
Fluor Corp.	23,929	777,932
Jacobs Engineering Group, Inc.	22,432	1,850,864
Quanta Services, Inc.	17,726	663,307
Valmont Industries, Inc.	3,499	481,462
		4,728,936
Electrical Equipment - 0.8%
Acuity Brands, Inc.	4,734	635,397
AMETEK, Inc.	7,578	679,065
Eaton Corp. PLC	70,941	5,830,641
Emerson Electric Co.	93,949	6,095,411
Fortive Corp.	38,592	2,934,922
GrafTech International Ltd. (b)	9,956	113,996
Hubbell, Inc. Class B	3,959	514,195
Regal Beloit Corp.	7,553	601,370
Sensata Technologies, Inc. PLC (a)	15,760	747,497
		18,152,494
Industrial Conglomerates - 1.6%
3M Co.	22,056	3,853,624
Carlisle Companies, Inc.	1,223	176,369
General Electric Co.	1,461,170	15,269,227
Honeywell International, Inc.	62,498	10,778,405
ITT, Inc.	15,128	944,290
Roper Technologies, Inc.	14,532	5,284,562
		36,306,477
Machinery - 2.1%
AGCO Corp.	10,332	795,564
Apergy Corp. (a)	12,550	408,252
Caterpillar, Inc.	86,317	11,365,359
Colfax Corp. (a)(b)	15,074	417,248
Crane Co.	8,147	681,904
Cummins, Inc.	25,761	4,224,804
Deere & Co.	47,824	7,922,046
Dover Corp.	13,925	1,348,636
Flowserve Corp.	18,538	927,456
Gardner Denver Holdings, Inc. (a)	21,182	698,371
Gates Industrial Corp. PLC (a)	7,451	81,812
IDEX Corp.	6,640	1,116,981
Ingersoll-Rand PLC	2,311	285,778
Lincoln Electric Holdings, Inc. (b)	558	47,162
Nordson Corp.	838	118,711
Oshkosh Corp.	12,330	1,030,418
PACCAR, Inc.	56,870	3,988,862
Parker Hannifin Corp.	21,610	3,783,479
Pentair PLC	29,182	1,132,553
Snap-On, Inc. (b)	9,387	1,432,550
Stanley Black & Decker, Inc.	25,767	3,802,952
Timken Co.	10,908	498,605
Trinity Industries, Inc.	17,300	339,080
WABCO Holdings, Inc. (a)	1,346	178,224
Wabtec Corp. (b)	19,452	1,511,031
Woodward, Inc.	1,619	181,393
		48,319,231
Marine - 0.0%
Kirby Corp. (a)	9,646	755,861
Professional Services - 0.2%
Equifax, Inc.	2,994	416,435
IHS Markit Ltd. (a)	24,929	1,605,926
Manpower, Inc.	10,418	951,684
Nielsen Holdings PLC	52,486	1,215,576
		4,189,621
Road & Rail - 0.9%
AMERCO	1,439	556,893
CSX Corp.	82,651	5,818,630
Genesee & Wyoming, Inc. Class A (a)	7,497	823,246
J.B. Hunt Transport Services, Inc.	10,326	1,057,073
Kansas City Southern	17,159	2,123,255
Knight-Swift Transportation Holdings, Inc. Class A (b)	20,332	728,699
Landstar System, Inc. (b)	609	67,763
Lyft, Inc. (b)	4,726	287,672
Norfolk Southern Corp.	39,071	7,467,250
Old Dominion Freight Lines, Inc.	6,833	1,140,974
Ryder System, Inc.	8,449	449,994
Schneider National, Inc. Class B	9,000	173,700
Uber Technologies, Inc. (b)	27,532	1,160,198
		21,855,347
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	16,964	708,926
Fastenal Co.	8,834	272,087
HD Supply Holdings, Inc. (a)	29,032	1,176,086
MSC Industrial Direct Co., Inc. Class A	7,094	504,029
United Rentals, Inc. (a)	3,716	470,260
Univar, Inc. (a)	25,641	567,179
Watsco, Inc.	5,485	891,971
WESCO International, Inc. (a)	7,257	368,220
		4,958,758
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	11,926	494,213

TOTAL INDUSTRIALS		220,686,399

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.3%
Ciena Corp. (a)	26,173	1,183,543
CommScope Holding Co., Inc. (a)	31,027	443,066
EchoStar Holding Corp. Class A (a)	7,703	350,641
F5 Networks, Inc. (a)	719	105,492
Juniper Networks, Inc.	57,735	1,560,000
Motorola Solutions, Inc.	7,261	1,205,036
ViaSat, Inc. (a)	9,041	737,655
		5,585,433
Electronic Equipment & Components - 0.5%
ADT, Inc. (b)	18,360	116,586
Arrow Electronics, Inc. (a)	14,538	1,055,604
Avnet, Inc.	18,232	828,097
Coherent, Inc. (a)	3,900	541,515
Corning, Inc.	87,897	2,702,833
Dell Technologies, Inc. (a)	6,804	392,863
Dolby Laboratories, Inc. Class A	8,848	602,549
FLIR Systems, Inc.	20,990	1,042,363
IPG Photonics Corp. (a)	5,357	701,821
Jabil, Inc.	18,998	586,658
Littelfuse, Inc.	4,447	751,365
National Instruments Corp.	20,979	876,083
SYNNEX Corp.	6,709	661,105
Trimble, Inc. (a)	35,259	1,490,045
		12,349,487
IT Services - 1.4%
Akamai Technologies, Inc. (a)	2,248	198,116
Alliance Data Systems Corp.	6,787	1,065,016
Amdocs Ltd.	23,551	1,507,028
CACI International, Inc. Class A(a)	4,438	954,836
Cognizant Technology Solutions Corp. Class A	88,553	5,768,342
CoreLogic, Inc. (a)	12,336	562,152
DXC Technology Co.	44,790	2,497,938
Fidelity National Information Services, Inc.	39,601	5,276,833
IBM Corp.	58,937	8,736,821
Jack Henry & Associates, Inc.	1,461	204,102
Leidos Holdings, Inc.	22,901	1,880,172
Sabre Corp.	40,484	951,779
The Western Union Co. (b)	58,621	1,231,041
VeriSign, Inc. (a)	5,740	1,211,657
		32,045,833
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	53,378	6,269,780
Applied Materials, Inc.	74,933	3,699,442
Cree, Inc. (a)	15,794	982,071
Cypress Semiconductor Corp.	61,827	1,420,166
First Solar, Inc. (a)(b)	13,386	863,263
Intel Corp.	755,677	38,199,472
Lam Research Corp.	2,973	620,198
Marvell Technology Group Ltd. (b)	112,480	2,953,725
Maxim Integrated Products, Inc.	28,836	1,706,803
Microchip Technology, Inc. (b)	27,755	2,620,627
Micron Technology, Inc. (a)	187,140	8,400,715
MKS Instruments, Inc.	8,775	747,016
ON Semiconductor Corp. (a)	69,929	1,504,173
Qorvo, Inc. (a)	20,850	1,528,097
Skyworks Solutions, Inc.	27,589	2,352,790
		73,868,338
Software - 0.2%
2U, Inc. (a)(b)	5,717	73,178
Autodesk, Inc. (a)	8,628	1,347,435
Ceridian HCM Holding, Inc. (a)	1,917	102,195
Citrix Systems, Inc.	2,244	211,475
LogMeIn, Inc.	7,973	605,709
Nuance Communications, Inc. (a)	50,067	833,115
SolarWinds, Inc. (a)	5,202	93,220
SS&C Technologies Holdings, Inc.	3,455	165,667
Symantec Corp.	99,526	2,145,781
		5,577,775
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	230,199	3,307,960
HP, Inc.	247,650	5,210,556
Western Digital Corp.	49,150	2,648,694
Xerox Corp.	31,507	1,011,375
		12,178,585

TOTAL INFORMATION TECHNOLOGY		141,605,451

MATERIALS - 4.2%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	31,749	7,247,344
Albemarle Corp. U.S. (b)	18,129	1,322,692
Ashland Global Holdings, Inc.	10,132	805,291
Axalta Coating Systems Ltd. (a)	23,213	687,801
Cabot Corp.	9,394	420,100
Celanese Corp. Class A	21,052	2,361,403
CF Industries Holdings, Inc.	33,692	1,669,776
Dow, Inc. (a)	126,920	6,148,005
DowDuPont, Inc.	126,724	9,144,404
Eastman Chemical Co.	23,555	1,774,869
Element Solutions, Inc. (a)	22,656	227,013
FMC Corp.	22,077	1,907,894
Huntsman Corp.	38,408	789,284
International Flavors & Fragrances, Inc. (b)	18,184	2,618,314
Linde PLC	91,480	17,498,294
LyondellBasell Industries NV Class A	49,786	4,166,590
NewMarket Corp.	90	37,945
Olin Corp.	26,739	536,652
PPG Industries, Inc.	27,010	3,170,704
RPM International, Inc.	18,323	1,242,849
The Chemours Co. LLC	26,551	506,328
The Mosaic Co.	60,129	1,514,650
Valvoline, Inc.	30,625	618,319
Westlake Chemical Corp.	5,738	387,717
		66,804,238
Construction Materials - 0.1%
Eagle Materials, Inc.	1,274	105,462
Martin Marietta Materials, Inc.	7,429	1,840,535
nVent Electric PLC	25,423	630,236
Vulcan Materials Co.	1,730	239,346
		2,815,579
Containers & Packaging - 0.5%
Aptargroup, Inc.	6,149	744,152
Ardagh Group SA	3,002	49,923
Avery Dennison Corp.	890	102,234
Berry Global Group, Inc. (a)	13,197	594,525
Crown Holdings, Inc. (a)	8,948	572,761
Graphic Packaging Holding Co.	47,796	710,249
International Paper Co.	66,908	2,937,930
Owens-Illinois, Inc.	25,156	426,897
Packaging Corp. of America	15,823	1,597,648
Sealed Air Corp.	24,435	1,021,139
Silgan Holdings, Inc.	12,633	379,748
Sonoco Products Co.	16,949	1,017,448
WestRock Co.	42,626	1,536,667
		11,691,321
Metals & Mining - 0.7%
Alcoa Corp. (a)	31,785	714,845
Freeport-McMoRan, Inc.	246,372	2,724,874
Newmont Goldcorp Corp.	137,692	5,028,512
Nucor Corp.	51,404	2,795,350
Reliance Steel & Aluminum Co.	11,067	1,106,147
Royal Gold, Inc.	7,490	857,231
Southern Copper Corp.	3,712	132,852
Steel Dynamics, Inc.	35,882	1,130,642
United States Steel Corp. (b)	27,926	419,728
		14,910,181
Paper & Forest Products - 0.0%
Domtar Corp. (b)	11,063	469,624

TOTAL MATERIALS		96,690,943

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	18,967	2,776,010
American Campus Communities, Inc.	22,210	1,038,318
American Homes 4 Rent Class A	23,852	577,457
Apartment Investment & Management Co. Class A	24,006	1,189,257
Apple Hospitality (REIT), Inc.	34,119	536,009
AvalonBay Communities, Inc.	23,730	4,954,587
Boston Properties, Inc.	26,403	3,510,279
Brandywine Realty Trust (SBI)	28,311	417,587
Brixmor Property Group, Inc.	48,225	915,311
Camden Property Trust (SBI)	16,805	1,742,847
Colony Capital, Inc.	73,374	414,563
Columbia Property Trust, Inc.	23,635	518,316
CoreSite Realty Corp.	1,311	137,406
Corporate Office Properties Trust (SBI)	18,196	508,032
Cousins Properties, Inc.	23,659	832,324
CubeSmart	30,567	1,037,750
CyrusOne, Inc.	18,948	1,087,615
DDR Corp.	22,698	323,447
Digital Realty Trust, Inc.	35,326	4,039,881
Douglas Emmett, Inc.	26,185	1,068,872
Duke Realty Corp.	63,062	2,101,856
Empire State Realty Trust, Inc.	23,785	333,228
EPR Properties	12,171	905,888
Equity Commonwealth	19,556	656,690
Equity Residential (SBI)	61,020	4,813,868
Essex Property Trust, Inc.	10,989	3,321,096
Extra Space Storage, Inc.	4,321	485,637
Federal Realty Investment Trust (SBI)	13,918	1,837,315
Gaming & Leisure Properties	34,300	1,293,453
HCP, Inc.	80,847	2,581,445
Healthcare Trust of America, Inc.	33,104	891,491
Highwoods Properties, Inc. (SBI)	16,583	751,707
Hospitality Properties Trust (SBI)	26,455	653,703
Host Hotels & Resorts, Inc.	124,177	2,159,438
Hudson Pacific Properties, Inc.	24,677	871,098
Invitation Homes, Inc.	71,883	1,974,626
Iron Mountain, Inc.	42,807	1,258,954
JBG SMITH Properties	19,854	776,887
Kilroy Realty Corp.	16,084	1,278,035
Kimco Realty Corp.	68,576	1,317,345
Liberty Property Trust (SBI)	24,010	1,255,723
Life Storage, Inc.	7,540	735,075
Medical Properties Trust, Inc.	72,484	1,268,470
Mid-America Apartment Communities, Inc.	19,521	2,300,355
National Retail Properties, Inc.	27,571	1,440,309
Omega Healthcare Investors, Inc.	36,222	1,314,859
Outfront Media, Inc.	19,374	526,585
Paramount Group, Inc.	32,718	452,490
Park Hotels & Resorts, Inc.	32,692	863,396
Prologis, Inc.	106,280	8,567,231
Public Storage	5,953	1,445,150
Rayonier, Inc.	21,039	610,973
Realty Income Corp.	53,438	3,698,444
Regency Centers Corp.	29,113	1,941,837
Retail Properties America, Inc.	34,608	420,833
Simon Property Group, Inc.	6,002	973,524
SL Green Realty Corp.	13,656	1,107,228
Spirit Realty Capital, Inc.	14,109	622,489
Store Capital Corp.	33,666	1,151,714
Sun Communities, Inc.	10,436	1,386,005
Taubman Centers, Inc.	9,490	384,535
The Macerich Co. (b)	22,953	758,597
UDR, Inc.	45,431	2,092,552
Ventas, Inc.	59,879	4,029,258
VEREIT, Inc.	165,877	1,512,798
VICI Properties, Inc.	77,012	1,643,436
Vornado Realty Trust	29,791	1,916,157
Weingarten Realty Investors (SBI)	19,658	548,655
Welltower, Inc.	68,939	5,730,210
Weyerhaeuser Co.	124,859	3,172,667
WP Carey, Inc.	28,575	2,472,881
		114,234,064
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	35,753	1,895,267
Howard Hughes Corp. (a)	4,478	604,530
Jones Lang LaSalle, Inc.	7,873	1,147,017
		3,646,814

TOTAL REAL ESTATE		117,880,878

UTILITIES - 6.4%
Electric Utilities - 3.8%
Alliant Energy Corp.	40,069	1,985,018
American Electric Power Co., Inc.	83,550	7,336,526
Duke Energy Corp.	122,266	10,602,908
Edison International	53,395	3,980,063
Entergy Corp.	32,797	3,464,019
Evergy, Inc.	41,228	2,493,882
Eversource Energy	53,267	4,040,835
Exelon Corp.	164,122	7,395,337
FirstEnergy Corp.	89,336	3,928,104
Hawaiian Electric Industries, Inc.	18,464	827,187
IDACORP, Inc.	8,170	833,830
NextEra Energy, Inc.	80,260	16,627,464
OGE Energy Corp.	34,103	1,464,724
PG&E Corp. (a)	88,486	1,604,251
Pinnacle West Capital Corp.	18,961	1,729,622
PPL Corp.	123,336	3,654,446
Southern Co.	174,910	9,829,942
Vistra Energy Corp.	70,234	1,507,222
Xcel Energy, Inc.	85,804	5,114,776
		88,420,156
Gas Utilities - 0.2%
Atmos Energy Corp.	20,123	2,194,212
National Fuel Gas Co. (b)	14,115	673,850
UGI Corp.	29,113	1,487,383
		4,355,445
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	44,551	1,520,971
The AES Corp.	110,085	1,848,327
		3,369,298
Multi-Utilities - 2.0%
Ameren Corp.	41,039	3,106,242
Avangrid, Inc. (b)	9,132	461,623
CenterPoint Energy, Inc.	87,225	2,530,397
CMS Energy Corp.	47,950	2,791,649
Consolidated Edison, Inc.	54,805	4,656,233
Dominion Resources, Inc.	134,737	10,009,612
DTE Energy Co.	30,802	3,915,242
MDU Resources Group, Inc.	34,402	919,909
NiSource, Inc.	62,846	1,865,898
Public Service Enterprise Group, Inc. (b)	84,763	4,844,205
Sempra Energy	46,192	6,255,783
WEC Energy Group, Inc.	53,148	4,542,028
		45,898,821
Water Utilities - 0.2%
American Water Works Co., Inc.	30,187	3,464,864
Aqua America, Inc.	36,063	1,512,843
		4,977,707

TOTAL UTILITIES		147,021,427

TOTAL COMMON STOCKS
(Cost $2,167,762,143)		2,293,394,693

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.43% (c)	9,944,816	$9,946,805
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	65,096,693	65,103,203
TOTAL MONEY MARKET FUNDS
(Cost $75,050,000)		75,050,008
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $2,242,812,143)		2,368,444,701
NET OTHER ASSETS (LIABILITIES) - (2.9)%(e)		(67,094,165)
NET ASSETS - 100%		$2,301,350,536

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	51	Sept. 2019	$7,604,865	$110,063	$110,063

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $548,100 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,217
Fidelity Securities Lending Cash Central Fund	40,209
Total	$107,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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